Shareholders' equity - Deferred Share Unit Plan Transactions (Details) - Deferred share units	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance, January 1 (in units)	453,694	382,848
Granted (in units)	80,780	70,846
Exercised (in units)	(260,413)	0
Balance, December 31 (in units)	274,061	453,694